Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of operations - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs		$ 100,347	$ 146,045	$ 149,055	$ 80,795	$ 137,145	$ 153,741	$ 295,100	$ 290,886		$ 395,447	$ 371,681
Loss from operations		(100,347)	(146,045)	(149,055)	(80,795)	(137,145)	(153,741)	(295,100)	(290,886)		(395,447)	(371,681)
Interest income - bank		3	5	827	146	309	143	832	452		835	598
Interest income		380	24,271	534,368	617,233	694,051	688,610	558,639	1,382,661		559,019	1,999,894
Change in fair value of warrant liabilities		15,734	6,062	16,418	20,363	16,649	25,857	22,480	42,506		38,214	62,869
Total other income		16,117	30,338	551,613	637,742	711,009	714,610	581,951	1,425,619		598,068	2,063,361
Net income/loss	$ (152,593)	(84,230)	(115,707)	402,558	556,947	573,864	560,869	286,851	1,134,733	$ (433,831)	202,621	1,691,680
Less: income attributable to ordinary shares subject to possible redemption		(59)	(3,920)	(479,809)	(565,879)	(636,167)	(631,524)	(90,220)	(1,267,347)		(86,089)	(1,833,503)
Adjusted net loss		$ (84,289)	$ (119,627)	$ (77,251)	$ (8,932)	$ (62,303)	$ (70,655)	$ 196,631	$ (132,614)		$ 116,532	$ (141,823)
Basic and diluted weighted average shares outstanding (in Shares)
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)		4,387,754	4,374,169	4,263,670	4,160,153	4,154,419	4,147,322	4,318,920	4,150,890		4,340,885	4,153,521
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)		$ (0.02)	$ (0.03)	$ (0.02)	$ 0	$ (0.01)	$ (0.02)	$ 0.05	$ (0.03)		$ 0.03	$ (0.03)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs
Loss from operations
Interest income - bank
Interest income
Change in fair value of warrant liabilities
Total other income
Net income/loss
Less: income attributable to ordinary shares subject to possible redemption		59	3,920	479,809	565,879	636,167	631,524	90,220	1,267,347		86,089	1,833,503
Adjusted net loss		$ 84,289	$ 119,627	$ 77,251	$ 8,932	$ 62,303	$ 70,655	$ (196,631)	$ 132,614		$ (116,532)	$ 141,823
Basic and diluted weighted average shares outstanding (in Shares)		1,414,480	3,960,532	11,487,992	11,487,992	11,487,992	11,487,992	7,724,262	11,487,992		5,605,649	11,487,992
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)		$ (0.06)	$ (0.04)	$ (0.09)	$ 0	$ (0.01)	$ (0.01)	$ (0.14)	$ (0.02)		$ (0.2)	$ (0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)		(1,185,996)	(1,172,411)	(1,061,912)	(958,395)	(952,661)	(945,564)	(1,117,162)	(949,132)		(1,139,127)	(951,763)
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)		$ (0.04)	$ (0.01)	$ (0.07)	$ 0	$ 0	$ 0.01	$ (0.19)	$ 0.01		$ (0.23)	$ 0.01
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs		$ 100,347	$ 146,045	$ 149,055	$ 80,795	$ 137,145	$ 153,741	$ 295,100	$ 290,886		$ 395,447	$ 371,681
Loss from operations		(100,347)	(146,045)	(149,055)	(80,795)	(137,145)	(153,741)	(295,100)	(290,886)		(395,447)	(371,681)
Interest income - bank		3	5	827	146	309	143	832	452		835	598
Interest income		380	24,271	534,368	617,233	694,051	688,610	558,639	1,382,661		559,019	1,999,894
Change in fair value of warrant liabilities		15,734	6,062	16,418	20,363	16,649	25,857	22,480	42,506		38,214	62,869
Total other income		16,117	30,338	551,613	637,742	711,009	714,610	581,951	1,425,619		598,068	2,063,361
Net income/loss		(84,230)	(115,707)	402,558	556,947	573,864	560,869	286,851	1,134,733		202,621	1,691,680
Less: income attributable to ordinary shares subject to possible redemption
Adjusted net loss
Basic and diluted weighted average shares outstanding (in Shares)		1,414,480	3,960,532	11,487,992	11,487,992	11,487,992	11,487,992	7,724,262	11,487,992		5,605,649	11,487,992
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)		$ (0.06)	$ (0.04)	$ (0.09)	$ 0	$ (0.01)	$ (0.01)	$ (0.14)	$ (0.02)		$ (0.2)	$ (0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)		3,201,758	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758		3,201,758	3,201,758
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)		$ (0.06)	$ (0.04)	$ (0.09)	$ 0	$ (0.01)	$ (0.01)	$ (0.14)	$ (0.02)		$ (0.2)	$ (0.02)